Analysis of performance by segment - Segmental income statement (Details) - GBP (£) £ in Millions		1 Months Ended	12 Months Ended
		Oct. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of operating segments
Gross premiums earned			£ 47,224	£ 44,005	£ 38,981
Outward reinsurance premiums	[1]		(14,023)	(2,062)	(2,020)
Earned premiums, net of reinsurance			33,201	41,943	36,961
Other income	[2]		1,993	2,258	2,246
Total revenue			35,194	44,201	39,207
Interest income			6,192	6,497	7,647
Other investment return			(16,455)	35,692	24,864
Total revenue, net of reinsurance			24,931	86,390	71,718
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(12,568)	(72,532)	(59,366)
Acquisition costs and other operating expenditure	[2]		(8,855)	(9,993)	(8,724)
Interest payable on core structural borrowings			(410)	(425)	(360)
(Loss) gain on disposal of businesses and corporate transactions			(80)	223
Remeasurement of the sold Korea life business				5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(21,913)	(82,722)	(68,688)
Share of profits from joint ventures and associates, net of related tax			291	302	182
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[3],[4]		3,309	3,970	3,212
Tax credit (charge) attributable to policyholders' returns			326	(674)	(937)
Profit (loss) before tax attributable to shareholders	[4]		3,635	3,296	2,275
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			4,827	4,699	4,256
Short-term fluctuations in investment returns on shareholder-backed business			(558)	(1,563)	(1,678)
Amortisation of acquisition accounting adjustments			(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions			(588)	223	(227)
Profit (loss) before tax attributable to shareholders	[4]		3,635	3,296	2,275
Income from financial instruments that are not held at fair value through profit or loss			20	7	8
Interest income accrued in respect of impaired securities			4	3	3
Hong Kong
Analysis of operating segments
Total revenue			7,719	7,269	6,313
Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned			47,186	43,978
Outward reinsurance premiums			(14,021)	(2,058)
Earned premiums, net of reinsurance			33,165	41,920	36,961
Other income			1,954	2,210	2,159
Total revenue			35,119	44,130	39,120
Operating segments
Analysis of operating segments
Gross premiums earned					38,981
Outward reinsurance premiums					(2,020)
Interest income			6,141	6,430	7,543
Other investment return			(16,520)	35,682	25,081
Total revenue, net of reinsurance			24,835	86,351	71,828
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(12,549)	(72,521)	(59,366)
Acquisition costs and other operating expenditure			(8,303)	(9,516)	(8,286)
Interest payable on core structural borrowings			(15)	(16)	(15)
(Loss) gain on disposal of businesses and corporate transactions			(49)	223
Remeasurement of the sold Korea life business				5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(20,916)	(81,825)	(67,905)
Share of profits from joint ventures and associates, net of related tax			291	302	182
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			4,210	4,828	4,105
Tax credit (charge) attributable to policyholders' returns			326	(674)	(937)
Profit (loss) before tax attributable to shareholders			4,536	4,154	3,168
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			5,717	5,577	4,945
Short-term fluctuations in investment returns on shareholder-backed business			(578)	(1,583)	(1,474)
Amortisation of acquisition accounting adjustments			(46)	(63)	(76)
(Loss) gain on disposal of businesses and corporate transactions			(557)	223	(227)
Profit (loss) before tax attributable to shareholders			4,536	4,154	3,168
Unallocated to a segment (other operations) - including intra-group eliminations
Analysis of operating segments
Total revenue, net of reinsurance			96	39	(110)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			(901)	(858)	(893)
Profit (loss) before tax attributable to shareholders			(901)	(858)	(893)
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			(890)	(878)	(689)
Short-term fluctuations in investment returns on shareholder-backed business			20	20	(204)
(Loss) gain on disposal of businesses and corporate transactions			(31)
Profit (loss) before tax attributable to shareholders			(901)	(858)	(893)
Elimination of intra-group amounts
Analysis of operating segments
Total revenue			(95)	(109)	(84)
Unallocated to a segment (central or other operations)
Analysis of operating segments
Gross premiums earned			38	27
Outward reinsurance premiums			(2)	(4)
Earned premiums, net of reinsurance			36	23
Other income			39	48	87
Total revenue			75	71	87
Interest income			51	67	104
Other investment return			65	10	(217)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(19)	(11)
Acquisition costs and other operating expenditure			(552)	(477)	(438)
Interest payable on core structural borrowings			(395)	(409)	(345)
(Loss) gain on disposal of businesses and corporate transactions			(31)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(997)	(897)	(783)
Profit (loss) before tax attributable to shareholders			(901)	(858)	(893)
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			(890)	(878)	(689)
Short-term fluctuations in investment returns on shareholder-backed business			20	20	(204)
Profit (loss) before tax attributable to shareholders			(901)	(858)	(893)
Asia | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned			16,469	15,688
Outward reinsurance premiums			(575)	(656)
Earned premiums, net of reinsurance			15,894	15,032	13,358
Other income			309	307	253
Total revenue			16,203	15,339	13,611
Asia | Operating segments
Analysis of operating segments
Gross premiums earned					14,006
Outward reinsurance premiums					(648)
Interest income			1,086	932	875
Other investment return			(3,240)	8,063	2,042
Total revenue, net of reinsurance			14,091	24,374	16,555
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(8,736)	(18,291)	(11,442)
Acquisition costs and other operating expenditure			(3,866)	(4,053)	(3,684)
(Loss) gain on disposal of businesses and corporate transactions			(11)	61
Remeasurement of the sold Korea life business				5	(238)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(12,613)	(22,278)	(15,364)
Share of profits from joint ventures and associates, net of related tax			239	181	148
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			1,717	2,277	1,339
Tax credit (charge) attributable to policyholders' returns			(80)	(249)	(155)
Profit (loss) before tax attributable to shareholders			1,637	2,028	1,184
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			2,164	1,975	1,644
Short-term fluctuations in investment returns on shareholder-backed business			(512)	(1)	(225)
Amortisation of acquisition accounting adjustments			(4)	(7)	(8)
(Loss) gain on disposal of businesses and corporate transactions			(11)	61	(227)
Profit (loss) before tax attributable to shareholders			1,637	2,028	1,184
Asia | Elimination of intra-group amounts
Analysis of operating segments
Total revenue			(42)	(40)	(27)
US | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned			17,656	15,164
Outward reinsurance premiums			(309)	(352)
Earned premiums, net of reinsurance			17,347	14,812	14,318
Other income			50	669	684
Total revenue			17,397	15,481	15,002
US | Operating segments
Analysis of operating segments
Gross premiums earned					14,685
Outward reinsurance premiums					(367)
Interest income			2,016	2,085	2,151
Other investment return			(6,804)	16,448	5,461
Total revenue, net of reinsurance			12,659	34,078	22,667
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			(8,790)	(31,205)	(20,214)
Acquisition costs and other operating expenditure			(2,077)	(2,257)	(1,913)
Interest payable on core structural borrowings			(15)	(16)	(15)
(Loss) gain on disposal of businesses and corporate transactions			(38)	162
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(10,920)	(33,316)	(22,142)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			1,739	762	525
Profit (loss) before tax attributable to shareholders			1,739	762	525
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,919	2,224	2,048
Short-term fluctuations in investment returns on shareholder-backed business			(100)	(1,568)	(1,455)
Amortisation of acquisition accounting adjustments			(42)	(56)	(68)
(Loss) gain on disposal of businesses and corporate transactions			(38)	162
Profit (loss) before tax attributable to shareholders			1,739	762	525
US | Elimination of intra-group amounts
Analysis of operating segments
Total revenue			(50)	(64)	(53)
Jackson (US insurance operations)
Analysis of operating profit
Percentage of reinsurance agreement		100.00%
Jackson (US insurance operations) | Operating segments excluding intra-group amounts
Analysis of operating segments
Earned premiums, net of reinsurance			17,347
Other income			5
Total revenue			17,352
Jackson (US insurance operations) | Operating segments
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,911	2,214	2,052
Short-term fluctuations in investment returns on shareholder-backed business			(100)	(1,568)	(1,455)
Jackson (US insurance operations) | Operations within segments
Analysis of operating segments
Gross premiums earned		£ 3,700
Interest income			2,016
Other investment return			(6,784)
Total revenue, net of reinsurance			12,584
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		4,100	(8,790)
Acquisition costs and other operating expenditure		£ 400	(2,010)
Interest payable on core structural borrowings			(15)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(10,815)
Profit (loss) before tax attributable to shareholders			1,769
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,911
Short-term fluctuations in investment returns on shareholder-backed business			(100)
Amortisation of acquisition accounting adjustments			(42)
Profit (loss) before tax attributable to shareholders			1,769
Percentage of reinsurance agreement		100.00%
Asset management (US) | Operating segments excluding intra-group amounts
Analysis of operating segments
Other income			45
Total revenue			45
Asset management (US) | Operating segments
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			8	10	(4)
Broker-dealer fees income				542	550
Asset management (US) | Operations within segments
Analysis of operating segments
Other investment return			(20)
Total revenue, net of reinsurance			143
Acquisition costs and other operating expenditure			(135)
(Loss) gain on disposal of businesses and corporate transactions			(38)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			(173)
Profit (loss) before tax attributable to shareholders			(30)
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			8
(Loss) gain on disposal of businesses and corporate transactions			(38)
Profit (loss) before tax attributable to shareholders			(30)
Broker-dealer fees income				542	550
UK and Europe | Provision for review of past annuity sales
Analysis of operating profit
Income recognized for expected insurance recoveries			166
UK and Europe | Shareholder annuity portfolio being sold to Rothesay Life
Analysis of operating segments
Outward reinsurance premiums			(12,149)
UK and Europe | Operating segments excluding intra-group amounts
Analysis of operating segments
Gross premiums earned			13,061	13,126
Outward reinsurance premiums			(13,137)	(1,050)
Earned premiums, net of reinsurance			(76)	12,076	9,285
Other income			1,595	1,234	1,222
Total revenue			1,519	13,310	10,507
UK and Europe | Operating segments
Analysis of operating segments
Gross premiums earned					10,290
Outward reinsurance premiums					(1,005)
Interest income			3,039	3,413	4,517
Other investment return			(6,476)	11,171	17,578
Total revenue, net of reinsurance			(1,915)	27,899	32,606
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance			4,977	(23,025)	(27,710)
Acquisition costs and other operating expenditure			(2,360)	(3,206)	(2,689)
Total charges, net of reinsurance and (loss) gain on disposal of businesses			2,617	(26,231)	(30,399)
Share of profits from joint ventures and associates, net of related tax			52	121	34
Profit before tax (being tax attributable to shareholders' and policyholders' returns)			754	1,789	2,241
Tax credit (charge) attributable to policyholders' returns			406	(425)	(782)
Profit (loss) before tax attributable to shareholders			1,160	1,364	1,459
Analysis of operating profit
Adjusted IFRS operating profit (loss) based on longer-term investment returns			1,634	1,378	1,253
Short-term fluctuations in investment returns on shareholder-backed business			34	(14)	206
(Loss) gain on disposal of businesses and corporate transactions			(508)
Profit (loss) before tax attributable to shareholders			1,160	1,364	1,459
UK and Europe | Elimination of intra-group amounts
Analysis of operating segments
Total revenue			(3)	(5)	(4)
Asset management operations
Analysis of operating segments
Other income			£ 1,489	£ 1,371	£ 1,147

[1]	Outward reinsurance premiums include the £(12,149) million paid during the year in respect of the reinsurance of the UK annuity portfolio. The associated increase in reinsurance assets is included in outward reinsurers’ share of benefits and claims and the consequential change to policyholder liabilities is included in benefits and claims. See note D1.1 for further details.
[2]	The 2017 and 2016 comparative results have been re-presented from those previously published for the deduction of certain expenses against revenue following the adoption of IFRS 15. See note A2.
[3]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders.
[4]	This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.